June 11, 2021

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Tax-Exempt Money Fund, Inc. (the “Registrant”)
 on behalf of the following series:

 T. Rowe Price Tax-Exempt Money Fund (the “Acquiring Fund”)

 File No.: 333-255880

Dear Mr. Sutcliffe:

On behalf of the Acquiring Fund, we are hereby filing Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933.

The Registration Statement reflects changes in response to your comments on the previous filing and certain other non-material changes.

If you have any questions about this filing, please email me at sara.pak@troweprice.com.

Sincerely,

/s/Sara Pak
Sara Pak, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.